Related party disclosures	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Related party disclosures
30.	Related party disclosures
The ultimate parent
As of December 31, 2019, the controlling shareholder of the Company, HLA, indirectly owned 17,059,154, or 41.8% (2018: 17,059,154, or 41.8%), of the ordinary shares in the capital of the Company, as well as a special share that entitles it to elect a majority of directors of the Company. HLA controls the Company through its wholly-owned subsidiary, HLC, and through HLT, a wholly-owned subsidiary of HLC. HLT owns approximately 23.3% (2018: 23.3%) of the ordinary shares in the capital of the Company and is, and has since August 2002 been, the registered holder of the special share. HLA also owns, through another wholly-owned subsidiary, Well Summit Investments Limited, approximately 18.5% (2018: 18.5%) of the ordinary shares in the capital of the Company. HLA is a member of the Hong Leong Investment Holdings Pte. Ltd., or Hong Leong Investment group of companies. Prior to August 2002, the Company was controlled by Diesel Machinery (BVI) Limited, which, until its dissolution, was a holding company controlled by HLC and was the prior owner of the special share. Through HLT’s stock ownership and the rights accorded to the special share under
Bye-Laws
of the Company and various agreements among shareholders, HLA is able to effectively approve and effect most corporate transactions.
There were transactions other than dividends paid, between the Group and HLA of RMB 0.03 million (less than US$0.01 million) during the financial years ended December 31, 2017, 2018 and 2019 respectively. The transaction relates to consultancy fees charged by HLA.
Entity with significant influence over the Group
As of December 31, 2019, the Yulin City Government through Coomber Investment Ltd. owned 17.2% (2018: 17.2%) of the ordinary shares in the capital of the Company.

The following provides the significant transactions that have been entered into with related parties for the relevant financial year.

	31.12.2017	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	RMB’000	US$’000

Sales of engines and materials
- associates and joint ventures	412,591	439,106	912,877	128,845
- GY Group (including its subsidiaries and affiliates)	455,061	406,422	1 , 792 , 280	2 52 , 965
Purchase of material, supplies and engines
- associates and joint ventures	914,211	1,192,322	1,999,831	282,259
- GY Group (including its subsidiaries and affiliates)	1,221,421	1,589,638	1,895,239	267,496
Purchase of service
- a joint venture	2,543	—	—	—
Hospitality, restaurant, consultancy and other service income charged to
- a joint venture	14,241	3,456	3,984	562
- GY Group (including its subsidiaries and affiliates)	25,728	24,015	15,350	2,167
Rental income
- GY Group (including its subsidiaries and affiliates)	4,483	3,886	2,133	301
- a joint venture	—	1,937	3,206	452
Property management service expenses
- GY Group (including its subsidiaries and affiliates)	22,212	26,547	22,595	3,189
Leasing expenses (i)
- GY Group (including its subsidiaries and affiliates)	8,676	25,705	—	—
General and administrative expenses
- GY Group (including its subsidiaries and affiliates)	20,215	21,607	19,953	2,816
- HLA (including its affiliates)	6,913	6,639	6,788	958
Delivery, storage, distribution and handling expenses
- GY Group (including its subsidiaries and affiliates)	210,406	228,195	304,532	42,982
Payment for trademark s usage fee
- GY Group	—	—	169,811	23,967
Payment for lease liabilities
- GY Group (including its subsidiaries and affiliates)	—	—	33,594	4,741
Purchases of vehicles and machineries
- GY Group (including its subsidiaries and affiliates)	52,443	6,144	2,817	398
Purchases of additional shareholding in a subsidiary from
- GY Group (including its subsidiaries and affiliates) (ii)	1,335	—	—	—
Disposal of shareholding in an associate to
- GY Group (including its subsidiaries and affiliates) (iii)	1,833	—	—	—

Note:
(i)
As disclosed in Note 2.4, the Group has adopted IFRS 16 on January 1, 2019. These leasing expenses have been recognized as right-of-use assets and lease liabilities on the consolidated statement of financial position as at December 31, 2019.

(ii)	In June 2017, GYAMC acquired 25% of equity interest in Crankshaft from GY Group with a purchase consideration of RMB 1.3 million.

(iii)	In August 2017, YEMC disposed its 30% equity interest in Property Management to GY Group for a consideration of RMB 1.9 million.
In addition to the above, Yuchai also entered into transactions with other PRC Government owned enterprises. Management considers that these transactions were entered into in the normal course of business and expects that these transactions will continue on normal commercial terms. Balances with other PRC entities are excluded from this caption.
The transactions with related parties are made at terms agreed between the parties.
Compensation of key management personnel of the Group

	31.12.2017	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	RMB’000	US$’000
Short-term employee benefits	40,831	39,703	41,606	5,872
Contribution to defined contribution plans	385	335	362	51
Cost of share-based payment	1,294	—	—	—

	42,510	40,038	41,968	5,923

The
non-executive
directors do not receive pension entitlements from the Group.